STOCK OPTIONS AND WARRANTS (Details)	9 Months Ended
Sep. 30, 2021
Expected life (in years)	5 years
Dividend yield	0.00%
Maximum [Member]
Expected volatility	325.00%
Risk-free interest rates	0.84%
Minimum [Member]
Expected volatility	295.00%
Risk-free interest rates	0.74%